STOCK BASED COMPENSATION (Details) - Stock options outstanding under the 2003 Share Plan (USD $)	21 Months Ended
Jul. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Number Outstanding	0
Range Of Exercise Prices 0.07 To 0.37 [Member] | 2003 Share Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Number Outstanding	1,595,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 233 days
Options Outstanding, Weighted Average Exercise Price	$ 0.15
Range Of Exercise Prices 0.43 To 0.70 [Member] | 2003 Share Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Number Outstanding	4,684,770
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 156 days
Options Outstanding, Weighted Average Exercise Price	$ 0.62
Range Of Exercise Prices 0.74 To 0.92 [Member] | 2003 Share Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Number Outstanding	5,450,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 127 days
Options Outstanding, Weighted Average Exercise Price	$ 0.86
Range Of Exercise Prices 1.04 To 1.46 [Member] | 2003 Share Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Number Outstanding	2,255,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 178 days
Options Outstanding, Weighted Average Exercise Price	$ 1.10